Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

Average
	Summary	Summary			Summary	Average	Value of
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Initial Fixed
	Table	Table	Actually	Actually	Table	Actually	$100 Investment
	Total for	Total for	Paid to	Paid to	Total for	Paid to	Based On:
	CEO -	CEO -	CEO -	CEO -	Non-CEO	Non-CEO		Peer	Net	Loan
	Dennis Zember	Joe A. Shearin	Dennis Zember	Joe A. Shearin	NEOs	NEOs		Group	Income	Growth
Year	($)(1)	($)(2)	($)(1)(7)	($)(2)(7)	($)(3)	($)(3)(7)	TSR	TSR(4)	($)(5)	(%)(6)
2022	1,433,177	-	1,236,552	-	477,995	436,380	80	84	17,741	30.1
2021	1,617,767	-	1,767,008	-	510,044	488,097	98	100	31,248	6.5
2020	1,267,310	2,404,110	778,260	2,231,710	514,564	360,396	77	64	23,287	(2.8)
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	Mr. Shearin retired from his position as President and Chief Executive Officer the Company and the Bank on February 19, 2020.
(3)	For fiscal year 2022, the Company’s Non-CEO NEOs were Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber. For fiscal year 2021, the Company’s Non-CEO NEOs were Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber. For fiscal year 2020, the Company’s Non-CEO NEOs were Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett, Stephen B. Weber, Georgia S. Derrico and R. Roderick Porter.
(4)	The Peer Group TSR is the total return of the Nasdaq Bank Index for the same period, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022.
(5)	Presented in thousands.
(6)	Represents growth in gross loans held for investment for the period, excluding loans from the Paycheck Protection Program. We determined loan growth to be the most important financial performance measure used to link Company performance to Compensation Actually Paid (“CAP”) to our PEO and Non-CEO NEOs.
(7)	CAP is defined by the SEC and is computed by starting with the “Total” column of the Summary Compensation Table (“SCT”) for each year and then:
●	subtracting the amount in the “Stock Awards” column of the SCT for such year,
●	adding, for all unvested equity awards granted during the reporting year and outstanding on the last day of the reporting year, the fair value as of the last day of the reporting year,
●	adding, for all unvested equity awards granted prior to the reporting year and outstanding on the last day of the reporting year, the change in fair value from the last day of the preceding year to the last day of the reporting year,
●	adding, for equity awards vesting during the reporting year, the change in fair value from the last day of the preceding year to the vesting date,
●	adding the value of any dividends or other earnings paid in the reporting year on unvested equity awards that are not otherwise included in the total compensation for the reporting year,
●	subtracting the amount in the “Change in Pension Value & Nonqualified Deferred Compensation Earnings” column of the SCT for such year, and
●	adding, for all defined benefit and actuarial pension plans, (A) the service cost, calculated as the actuarial present value attributable to services rendered during the reporting year, plus (B) the prior service cost, calculated as the entire cost of benefits granted in a plan amendment during the reporting year that are attributed by the benefit formula to services rendered in periods prior to the amendment.

For this purpose, the fair value of equity awards is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements. This may result in a difference in the share value input used for the fair value calculation at year-end when compared to the share value used for performance-based share awards at time of award but the assumptions used in calculating the fair value of the awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable years. The following tables reflect the adjustments made to SCT total compensation to compute CAP for the position of CEO and average CAP for our other NEOs:

CEO SCT Total to CAP Reconciliation - Dennis Zember	2022	2021	2020

SCT Total Compensation	$1,433,177	$1,617,767	$1,267,310
SCT Stock Awards	(498,102)	(631,575)	(410,250)
Fair Value of New Unvested Equity Awards	498,944	631,996	—
Change in Fair Value of Existing Unvested Equity Awards	(170,972)	46,400	(84,800)
Change in Fair Value of Vesting Equity Awards	(31,696)	95,620	—
Dividends on Unvested Equity Awards	5,200	6,800	6,000
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$1,236,552	$1,767,008	$778,260

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2022	2021	2020

SCT Total Compensation	$477,995	$510,044	$514,564
SCT Stock Awards	(91,683)	(87,868)	(86,307)
Fair Value of New Unvested Equity Awards	91,838	33,773	—
Change in Fair Value of Existing Unvested Equity Awards	(34,010)	26,361	(19,322)
Change in Fair Value of Vesting Equity Awards	(11,234)	2,671	(51,093)
Dividends on Unvested Equity Awards	3,474	3,117	2,554
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$436,380	$488,097	$360,396

Required Tabular Disclosure of Most Important Measures (Unranked) to Determine 2022 CAP

Net Income
Growth in noninterest bearing deposits
Gross loan growth
Net charge-offs to average loans

Comparison of Company TSR versus Peer Group TSR

The following chart compares our cumulative total shareholder return over the three most recently completed fiscal years to that of the NASDAQ Bank Index over the same period.

Comparison of CAP versus Financial Performance Measures

The following charts further illustrate the relationship between Compensation Actually Paid and performance figures that are included in the table above.  In addition, the first chart below further illustrates the relationship between CAP and cumulative total shareholder return.

Named Executive Officers, Footnote [Text Block]
(1)	Mr. Zember joined the Company and the Bank as President and Chief Executive Officer on February 19, 2020.
(2)	Mr. Shearin retired from his position as President and Chief Executive Officer the Company and the Bank on February 19, 2020.
(3)	For fiscal year 2022, the Company’s Non-CEO NEOs were Mathew A. Switzer, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber. For fiscal year 2021, the Company’s Non-CEO NEOs were Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett and Stephen B. Weber. For fiscal year 2020, the Company’s Non-CEO NEOs were Mathew A. Switzer, Jeffrey L. Karafa, Marie T. Leibson, G. Cody Sheflett, Stephen B. Weber, Georgia S. Derrico and R. Roderick Porter.

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR is the total return of the Nasdaq Bank Index for the same period, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022.
Adjustment To PEO Compensation, Footnote [Text Block]

CEO SCT Total to CAP Reconciliation - Dennis Zember	2022	2021	2020

SCT Total Compensation	$1,433,177	$1,617,767	$1,267,310
SCT Stock Awards	(498,102)	(631,575)	(410,250)
Fair Value of New Unvested Equity Awards	498,944	631,996	—
Change in Fair Value of Existing Unvested Equity Awards	(170,972)	46,400	(84,800)
Change in Fair Value of Vesting Equity Awards	(31,696)	95,620	—
Dividends on Unvested Equity Awards	5,200	6,800	6,000
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$1,236,552	$1,767,008	$778,260

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2022	2021	2020

SCT Total Compensation	$477,995	$510,044	$514,564
SCT Stock Awards	(91,683)	(87,868)	(86,307)
Fair Value of New Unvested Equity Awards	91,838	33,773	—
Change in Fair Value of Existing Unvested Equity Awards	(34,010)	26,361	(19,322)
Change in Fair Value of Vesting Equity Awards	(11,234)	2,671	(51,093)
Dividends on Unvested Equity Awards	3,474	3,117	2,554
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$436,380	$488,097	$360,396

Non-PEO NEO Average Total Compensation Amount	$ 477,995	$ 510,044	$ 514,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 436,380	488,097	360,396
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

CEO SCT Total to CAP Reconciliation - Dennis Zember	2022	2021	2020

SCT Total Compensation	$1,433,177	$1,617,767	$1,267,310
SCT Stock Awards	(498,102)	(631,575)	(410,250)
Fair Value of New Unvested Equity Awards	498,944	631,996	—
Change in Fair Value of Existing Unvested Equity Awards	(170,972)	46,400	(84,800)
Change in Fair Value of Vesting Equity Awards	(31,696)	95,620	—
Dividends on Unvested Equity Awards	5,200	6,800	6,000
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$1,236,552	$1,767,008	$778,260

CEO SCT Total to CAP Reconciliation - Joe A. Shearin	2020

SCT Total Compensation	$2,404,110
SCT Stock Awards	(159,300)
Fair Value of New Unvested Equity Awards	—
Change in Fair Value of Existing Unvested Equity Awards	—
Change in Fair Value of Vesting Equity Awards	(14,900)
Dividends on Unvested Equity Awards	1,800
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—
Service Cost & Prior Service Cost	—
CAP	$2,231,710

Average Non-CEO NEOs SCT Total to CAP Reconciliation	2022	2021	2020

SCT Total Compensation	$477,995	$510,044	$514,564
SCT Stock Awards	(91,683)	(87,868)	(86,307)
Fair Value of New Unvested Equity Awards	91,838	33,773	—
Change in Fair Value of Existing Unvested Equity Awards	(34,010)	26,361	(19,322)
Change in Fair Value of Vesting Equity Awards	(11,234)	2,671	(51,093)
Dividends on Unvested Equity Awards	3,474	3,117	2,554
SCT Change in Pension Value & Nonqualified Deferred Compensation Earnings	—	—	—
Service Cost & Prior Service Cost	—	—	—
CAP	$436,380	$488,097	$360,396

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts further illustrate the relationship between Compensation Actually Paid and performance figures that are included in the table above.  In addition, the first chart below further illustrates the relationship between CAP and cumulative total shareholder return.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative total shareholder return over the three most recently completed fiscal years to that of the NASDAQ Bank Index over the same period.
Total Shareholder Return Amount	$ 80	98	77
Peer Group Total Shareholder Return Amount	84	100	64
Net Income (Loss)	$ 17,741,000	$ 31,248,000	$ 23,287,000
Company Selected Measure Amount	30.1	6.5	(2.8)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Growth in noninterest bearing deposits
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Gross loan growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Net charge-offs to average loans
Dennis J Zember Jr [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,433,177	$ 1,617,767	$ 1,267,310
PEO Actually Paid Compensation Amount	$ 1,236,552	1,767,008	778,260
PEO Name	Mr. Zember
Joe A Shearin [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			2,404,110
PEO Actually Paid Compensation Amount			2,231,710
PEO Name	Mr. Shearin
PEO [Member] | Dennis J Zember Jr [Member]
Pay vs Performance Disclosure [Table]
Stock Awards	$ (498,102)	(631,575)	(410,250)
PEO [Member] | Dennis J Zember Jr [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	498,944	631,996
PEO [Member] | Dennis J Zember Jr [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(170,972)	46,400	(84,800)
PEO [Member] | Dennis J Zember Jr [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Current Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(31,696)	95,620
PEO [Member] | Dennis J Zember Jr [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,200	6,800	6,000
PEO [Member] | Joe A Shearin [Member]
Pay vs Performance Disclosure [Table]
Stock Awards			(159,300)
PEO [Member] | Joe A Shearin [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Current Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(14,900)
PEO [Member] | Joe A Shearin [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,800
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Stock Awards	(91,683)	(87,868)	(86,307)
Non-PEO NEO [Member] | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	91,838	33,773
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(34,010)	26,361	(19,322)
Non-PEO NEO [Member] | Equity Awards Adjustments Change In Fair Value As Of Vesting Date Of Current Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,234)	2,671	(51,093)
Non-PEO NEO [Member] | Equity Awards Adjustments Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,474	$ 3,117	$ 2,554